OTHER COMPREHENSIVE (LOSS) INCOME	12 Months Ended
Dec. 31, 2015
OTHER COMPREHENSIVE (LOSS) INCOME
OTHER COMPREHENSIVE (LOSS) INCOME

23. OTHER COMPREHENSIVE (LOSS) INCOME

        Other comprehensive (loss) income consisted of the following (dollars in millions):

	Foreign currency translation adjustment(a)	Pension and other postretirement benefits adjustments(b)	Other comprehensive income of unconsolidated affiliates	Other, net	Total	Amounts attributable to noncontrolling interests	Amounts attributable to Huntsman International
Beginning balance, January 1, 2015	$22	$(1,147)	$10	$5	$(1,110)	$23	$(1,087)

Other comprehensive (loss) income before reclassifications, gross	(272)	44	1	6	(221)	5	(216)
Tax expense	(42)	(33)	—	—	(75)	—	(75)
Amounts reclassified from accumulated other comprehensive loss, gross(c)	—	77	—	—	77	—	77
Tax expense	—	(15)	—	—	(15)	—	(15)

Net current-period other comprehensive (loss) income	(314)	73	1	6	(234)	5	(229)

Ending balance, December 31, 2015	$(292)	$(1,074)	$11	$11	$(1,344)	$28	$(1,316)

(a)	Amounts are net of tax of $76 and $34 as of December 31, 2015 and January 1, 2015, respectively.
(b)	Amounts are net of tax of $163 and $211 as of December 31, 2015 and January 1, 2015, respectively.
(c)	See table below for details about these reclassifications.

	Foreign currency translation adjustment(a)	Pension and other postretirement benefits adjustments(b)	Other comprehensive income of unconsolidated affiliates	Other, net	Total	Amounts attributable to noncontrolling interests	Amounts attributable to Huntsman International
Beginning balance, January 1, 2014	$243	$(883)	$12	$2	$(626)	$8	$(618)

Other comprehensive (loss) income before reclassifications, gross	(187)	(296)	(2)	4	(481)	15	(466)
Tax (expense) benefit	(34)	86	—	(1)	51	—	51
Amounts reclassified from accumulated other comprehensive loss, gross(c)	—	(66)	—	—	(66)	—	(66)
Tax benefit	—	12	—	—	12	—	12

Net current-period other comprehensive (loss) income	(221)	(264)	(2)	3	(484)	15	(469)

Ending balance, December 31, 2014	$22	$(1,147)	$10	$5	$(1,110)	$23	$(1,087)

(a)	Amounts are net of tax of $34 and nil as of December 31, 2014 and January 1, 2014, respectively.
(b)	Amounts are net of tax of $211 and $113 as of December 31, 2014 and January 1, 2014, respectively.
(c)	See table below for details about these reclassifications.

	Year ended December 31, 2015	Year ended December 31, 2014	Year ended December 31, 2013
Details about Accumulated Other Comprehensive Loss Components(a):	Amount reclassified from accumulated other comprehensive loss	Amount reclassified from accumulated other comprehensive loss	Amount reclassified from accumulated other comprehensive loss	Affected line item in the statement where net income is presented
Amortization of pension and other postretirement benefits:
Prior service credit	$10	$9	$8	(b)
Actuarial loss	(87)	(62)	(86)	(b)(c)
Settlement loss	—	(13)	(12)	(b)

	(77)	(66)	(90)	Total before tax
	15	12	24	Income tax expense

Total reclassifications for the period	$(62)	$(54)	$(66)	Net of tax

(a)	Pension and other postretirement benefits amounts in parentheses indicate credits on our consolidated statements of operations.
(b)	These accumulated other comprehensive loss components are included in the computation of net periodic pension costs. See "Note 17. Employee Benefit Plans."
(c)	Amounts contain approximately $6 million and $4 million and $6 million of actuarial losses related to discontinued operations for the years ended December 31, 2015, 2014 and 2013, respectively.

        Items of other comprehensive income (loss) of our Company and our consolidated affiliates have been recorded net of tax, with the exception of the foreign currency translation adjustments related to subsidiaries with earnings permanently reinvested. The tax effect is determined based upon the jurisdiction where the income or loss was recognized and is net of valuation allowances.